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Schedule of Investments
(unaudited)
Putnam Core Equity Fund 2
Notes to Schedule of Investments 9

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited), July 31, 2026
Putnam Core Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 1.8%
a
Boeing Co. (The) ................................... United States 188,250 $ 40,688,355
a
Honeywell Aerospace, Inc. ............................ United States 79,343 16,403,372
Northrop Grumman Corp. ............................. United States 38,374 20,817,127
RTX Corp. ........................................ United States 161,012 34,653,003
112,561,857
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 66,101 20,319,447
Automobiles 1.8%
General Motors Co. .................................. United States 332,850 29,577,051
a
Tesla, Inc. ......................................... United States 269,806 83,966,325
113,543,376
Banks 5.7%
Bank of America Corp. ............................... United States 1,518,862 94,093,501
Citigroup, Inc. ...................................... United States 764,932 101,315,243
Fifth Third Bancorp .................................. United States 285,092 16,107,698
Five Star Bancorp ................................... United States 252,975 11,937,890
JPMorgan Chase & Co. ............................... United States 298,926 105,159,178
b
UMB Financial Corp. ................................. United States 197,655 28,804,263
357,417,773
Beverages 1.6%
Coca-Cola Co. (The) ................................. United States 810,143 70,960,425
Keurig Dr. Pepper, Inc. ............................... United States 917,824 28,562,683
99,523,108
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 244,573 61,373,149
Amgen, Inc. ....................................... United States 55,960 21,553,553
a
Vertex Pharmaceuticals, Inc. ........................... United States 20,057 9,569,195
92,495,897
Broadline Retail 4.6%
a
Amazon.com, Inc. ................................... United States 1,027,380 279,015,861
eBay, Inc. ......................................... United States 100,230 11,427,222
290,443,083
Building Products 0.2%
a
Madison Air Solutions Corp. , A ......................... United States 125,413 3,644,502
Owens Corning ..................................... United States 55,686 7,734,785
11,379,287
Capital Markets 5.9%
Ameriprise Financial, Inc. ............................. United States 40,040 21,855,434
b
Bank of New York Mellon Corp. (The) .................... United States 389,172 60,839,259
BlackRock, Inc. ..................................... United States 34,119 37,203,016
Charles Schwab Corp. (The) ........................... United States 175,654 18,485,827
Goldman Sachs Group, Inc. (The) ....................... United States 112,265 114,328,431
Jefferies Financial Group, Inc. .......................... United States 101,573 5,545,886
KKR & Co., Inc. ..................................... United States 196,563 19,937,385
a
Lincoln International, Inc. , A ............................ United States 99,154 2,062,403
Morgan Stanley ..................................... United States 173,114 36,426,648
Raymond James Financial, Inc. ......................... United States 297,093 52,282,426
368,966,715

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals 0.0%
†
Eastman Chemical Co. ............................... United States 43,736 $ 3,059,333
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 57,680 11,803,058
Communications Equipment 1.6%
Cisco Systems, Inc. ................................. United States 848,677 98,438,045
Consumer Staples Distribution & Retail 1.2%
c
Casey's General Stores, Inc. ........................... United States 18,601 16,201,471
Target Corp. ....................................... United States 113,800 16,442,962
Walmart, Inc. ...................................... United States 380,232 42,281,798
74,926,231
Containers & Packaging 0.2%
b
Amcor plc ......................................... United States 342,522 15,372,387
Diversified Consumer Services 0.2%
Graham Holdings Co. , B .............................. United States 10,539 12,684,108
Diversified REITs 0.2%
AH Realty Trust, Inc. ................................. United States 1,745,174 12,146,411
Diversified Telecommunication Services 0.3%
AT&T, Inc. ......................................... United States 814,697 18,941,705
a,b
Space Exploration Technologies Corp. , A .................. United States 23,071 2,500,204
21,441,909
Electric Utilities 2.2%
c
Constellation Energy Corp. ............................ United States 49,376 12,973,544
NextEra Energy, Inc. ................................. United States 316,224 27,486,190
NRG Energy, Inc. ................................... United States 334,213 44,881,464
PG&E Corp. ....................................... United States 3,080,818 53,544,617
138,885,815
Electrical Equipment 0.2%
GE Vernova, Inc. .................................... United States 10,473 10,371,307
Entertainment 1.0%
a
Netflix, Inc. ........................................ United States 226,840 16,266,697
Universal Music Group NV ............................ Netherlands 456,991 7,540,151
Walt Disney Co. (The) ................................ United States 396,481 38,137,507
61,944,355
Financial Services 4.0%
Apollo Global Management, Inc. ........................ United States 387,556 48,673,158
a
Berkshire Hathaway, Inc. , B ............................ United States 178,332 91,223,951
Mastercard, Inc. , A .................................. United States 194,232 111,314,359
251,211,468
Food Products 0.2%
Hershey Co. (The) .................................. United States 63,853 11,177,468
Ground Transportation 1.2%
a
Fedex Freight Holding Co., Inc. ......................... United States 33,050 4,644,517
Union Pacific Corp. .................................. United States 230,785 67,419,222
72,063,739
Health Care Equipment & Supplies 0.4%
a
Boston Scientific Corp. ............................... United States 341,899 15,976,940

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a,b
Medline, Inc. , A ..................................... United States 196,093 $ 7,702,533
23,679,473
Health Care Providers & Services 3.1%
CVS Health Corp. ................................... United States 141,564 14,783,528
a,b
GMR Solutions, Inc. , A ............................... United States 594,972 7,663,239
a,b
Guardian Pharmacy Services, Inc. , A ..................... United States 508,135 20,086,577
HCA Healthcare, Inc. ................................. United States 16,779 6,755,058
McKesson Corp. .................................... United States 54,289 46,481,699
a
Tenet Healthcare Corp. ............................... United States 127,756 32,549,674
UnitedHealth Group, Inc. .............................. United States 159,730 66,192,112
194,511,887
Hotels, Restaurants & Leisure 2.7%
Hilton Worldwide Holdings, Inc. ......................... United States 113,864 36,492,273
McDonald's Corp. ................................... United States 157,754 42,694,542
b
Royal Caribbean Cruises Ltd. .......................... United States 66,399 21,134,802
b,c
Vail Resorts, Inc. .................................... United States 81,497 12,174,022
a
Viking Holdings Ltd. ................................. United States 513,177 53,550,020
166,045,659
Household Durables 0.9%
a
Mohawk Industries, Inc. ............................... United States 107,906 13,283,229
PulteGroup, Inc. .................................... United States 345,473 43,691,970
56,975,199
Household Products 0.8%
b
Kimberly-Clark Corp. ................................. United States 116,735 12,760,303
Procter & Gamble Co. (The) ........................... United States 273,902 39,576,100
52,336,403
Industrial Conglomerates 0.4%
Honeywell International, Inc. ........................... United States 93,121 22,633,059
Insurance 0.6%
a
Arch Capital Group Ltd. ............................... United States 378,213 38,021,753
Interactive Media & Services 8.2%
Alphabet, Inc. , C .................................... United States 1,046,580 373,262,757
Meta Platforms, Inc. , A ............................... United States 253,362 141,049,159
514,311,916
IT Services 0.7%
a
Gartner, Inc. ....................................... United States 23,344 3,525,411
International Business Machines Corp. ................... United States 120,366 26,919,856
a
Snowflake, Inc. , A ................................... United States 36,325 10,653,396
41,098,663
Life Sciences Tools & Services 1.0%
a,b
Bio-Rad Laboratories, Inc. , A ........................... United States 44,807 14,583,783
Thermo Fisher Scientific, Inc. .......................... United States 85,331 49,005,593
63,589,376
Machinery 1.2%
Deere & Co. ....................................... United States 39,386 23,342,901
Otis Worldwide Corp. ................................ United States 531,680 38,254,376

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Snap-on, Inc. ...................................... United States 30,666 $ 12,585,633
74,182,910
Media 0.3%
New York Times Co. (The) , A ........................... United States 216,794 16,235,703
Metals & Mining 1.4%
Freeport-McMoRan, Inc. .............................. United States 632,885 39,637,588
Nucor Corp. ....................................... United States 175,480 45,149,249
84,786,837
Mortgage Real Estate Investment Trusts (REITs) 0.2%
b
Starwood Property Trust, Inc. .......................... United States 944,669 15,095,811
Oil, Gas & Consumable Fuels 2.4%
a
Antero Resources Corp. .............................. United States 279,254 10,092,240
ConocoPhillips ..................................... United States 311,514 37,531,207
a
ExxonMobil Holdings Corp. ............................ United States 520,803 80,953,618
Permian Resources Corp. , A ........................... United States 338,136 7,205,678
Williams Cos., Inc. (The) .............................. United States 202,248 14,468,822
150,251,565
Passenger Airlines 0.9%
c
Southwest Airlines Co. ............................... United States 1,230,286 55,325,961
Pharmaceuticals 3.7%
AstraZeneca plc .................................... United Kingdom 98,307 16,676,800
Eli Lilly & Co. ...................................... United States 88,472 101,640,172
Johnson & Johnson ................................. United States 251,358 64,435,623
Merck & Co., Inc. ................................... United States 377,840 49,194,768
231,947,363
Real Estate Management & Development 0.9%
a
CBRE Group, Inc. , A ................................. United States 375,662 55,150,938
Semiconductors & Semiconductor Equipment 14.8%
a
Advanced Micro Devices, Inc. .......................... United States 76,345 36,351,672
Broadcom, Inc. ..................................... United States 448,493 174,589,355
a
Intel Corp. ......................................... United States 155,694 14,043,599
Lam Research Corp. ................................. United States 448,434 131,400,131
Marvell Technology, Inc. .............................. United States 65,447 12,275,239
Micron Technology, Inc. ............................... United States 106,619 87,750,636
NVIDIA Corp. ...................................... United States 2,147,638 431,138,328
Qnity Electronics, Inc. ................................ United States 107,868 14,150,124
QUALCOMM, Inc. ................................... United States 159,029 23,474,271
925,173,355
Software 7.0%
a
Adobe, Inc. ........................................ United States 24,124 6,040,891
Microsoft Corp. ..................................... United States 727,156 337,923,936
Oracle Corp. ....................................... United States 256,625 33,327,889
a
Palantir Technologies, Inc. , A ........................... United States 135,384 16,660,355
Salesforce, Inc. ..................................... United States 114,834 21,131,753
a
ServiceNow, Inc. .................................... United States 88,685 9,864,433
a,b
Tyler Technologies, Inc. ............................... United States 40,384 12,502,886
437,452,143
Specialized REITs 0.9%
a
Blackstone Digital Infrastructure Trust, Inc. ................ United States 1,113,612 23,174,266

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
a
Fermi, Inc. ........................................ United States 484,295 $ 2,755,639
Gaming and Leisure Properties, Inc. ..................... United States 733,426 32,850,150
58,780,055
Specialty Retail 1.4%
Best Buy Co., Inc. ................................... United States 376,509 32,477,666
Home Depot, Inc. (The) ............................... United States 29,978 9,951,497
Lowe's Cos., Inc. .................................... United States 217,522 45,203,247
87,632,410
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. ........................................ United States 1,365,858 421,927,195
a
Sandisk Corp. ...................................... United States 7,264 8,824,525
430,751,720
Textiles, Apparel & Luxury Goods 0.2%
a
Lululemon Athletica, Inc. .............................. United States 26,065 3,098,346
b
NIKE, Inc. , B ....................................... United States 228,504 9,530,902
12,629,248
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 27,706 29,901,978
Total Common Stocks (Cost $ 2,571,230,045 ) ..................................
6,100,677,562
Management Investment Companies 0.5%
Capital Markets 0.5%
b
State Street Industrial Select Sector SPDR ETF ............ United States 180,718 32,500,325
Total Management Investment Companies (Cost $ 24,710,638 ) ..................
32,500,325
Total Long Term Investments (Cost $ 2,595,940,683 ) ...........................
6,133,177,887
a
Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
d ,e
U.S. Treasury Bills ,
3.57%, 10/22/26 ................................... United States 1,400,000 1,388,563
3.72%, 12/10/26 ................................... United States 7,100,000 7,004,490
8,393,053
Total U.S. Government and Agency Securities (Cost $ 8,391,251 ) ................
8,393,053
Shares
Management Investment Companies 1.7%
f,g
Putnam Short Term Investment Fund , Class P , 3.819% ....... United States 105,050,254 105,050,254
Total Management Investment Companies (Cost $ 105,050,254 ) .................
105,050,254

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.8%
Money Market Funds 1.8%
f,g
Putnam Cash Collateral Pool, LLC , 3.866% ................ United States 110,640,191 $ 110,640,191
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 110,640,191 ) ........................................................
110,640,191
Total Short Term Investments (Cost $ 224,081,696 ) .............................
224,083,498
a
Total Investments (Cost $ 2,820,022,379 ) 101.7% ..............................
$6,357,261,385
Options Written (0.0) %
†
....................................................
(580,452)
Other Assets, less Liabilities (1.7) % .........................................
(107,440,631)
Net Assets 100.0% .........................................................
$6,249,240,302
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Casey's General Stores, Inc. , Counterparty CITI , August Strike
Price $ 940.00 , Expires 8/21/26 ........................ 5,323 4,636,333 (38,696)
Constellation Energy Corp. , Counterparty MSCO , September
Strike Price $ 330.00 , Expires 9/18/26 ................... 26,803 7,042,488 (94,553)
Southwest Airlines Co. , Counterparty GSCO , September Strike
Price $ 50.00 , Expires 9/18/26 ......................... 132,871 5,975,209 (127,357)
Vail Resorts, Inc. , Counterparty MSCO , September Strike Price
$ 150.00 , Expires 9/18/26 ............................ 38,228 5,710,499 (319,846)
(580,452)
Total Options Written (Premiums received $ 1,262,644 ) .........................
$ (580,452)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2026.
c
A portion or all of the security is held in connection with written option contracts open at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the aggregate value of these securities pledged amounted to $1,875,098, representing less than 0.1% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2026, the Fund had the following futures contracts outstanding.
See A bbreviations on page 12 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 45 $ 6,610,500 9/18/26 $ (26,828)
S&P 500 E-Mini Index ......................... Long 10 3,759,625 9/18/26 17,307
Total Futures Contracts ...................................................................... $(9,521)
*
As of period end.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $93,363,724 $201,829,193 $(190,142,663) $— $— $105,050,254 105,050,254 $599,093
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.866% ............. $103,286,151 $338,549,929 $(331,195,889) $— $— $110,640,191 110,640,191 $938,988
Total Affiliated Securities ... $196,649,875 $540,379,122 $(521,338,552) $— $— $215,690,445 $1,538,081
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 112,561,857 $ — $ — $ 112,561,857
Air Freight & Logistics ................... 20,319,447 — — 20,319,447
Automobiles .......................... 113,543,376 — — 113,543,376
Banks ............................... 357,417,773 — — 357,417,773
Beverages ........................... 99,523,108 — — 99,523,108
Biotechnology ......................... 92,495,897 — — 92,495,897
Broadline Retail ....................... 290,443,083 — — 290,443,083
Building Products ...................... 11,379,287 — — 11,379,287
Capital Markets ........................ 368,966,715 — — 368,966,715
Chemicals ........................... 3,059,333 — — 3,059,333
Commercial Services & Supplies ........... 11,803,058 — — 11,803,058
Communications Equipment .............. 98,438,045 — — 98,438,045
Consumer Staples Distribution & Retail ...... 74,926,231 — — 74,926,231
Containers & Packaging ................. 15,372,387 — — 15,372,387
Diversified Consumer Services ............ 12,684,108 — — 12,684,108
Diversified REITs ...................... 12,146,411 — — 12,146,411
Diversified Telecommunication Services ..... 21,441,909 — — 21,441,909
Electric Utilities ........................ 138,885,815 — — 138,885,815
Electrical Equipment .................... 10,371,307 — — 10,371,307
Entertainment ......................... 54,404,204 7,540,151 — 61,944,355
Financial Services ...................... 251,211,468 — — 251,211,468
Food Products ........................ 11,177,468 — — 11,177,468
Ground Transportation .................. 72,063,739 — — 72,063,739
Health Care Equipment & Supplies ......... 23,679,473 — — 23,679,473
Health Care Providers & Services .......... 194,511,887 — — 194,511,887
Hotels, Restaurants & Leisure ............. 166,045,659 — — 166,045,659
Household Durables .................... 56,975,199 — — 56,975,199
Household Products .................... 52,336,403 — — 52,336,403
Industrial Conglomerates ................ 22,633,059 — — 22,633,059
Insurance ............................ 38,021,753 — — 38,021,753
Interactive Media & Services .............. 514,311,916 — — 514,311,916
IT Services ........................... 41,098,663 — — 41,098,663
Life Sciences Tools & Services ............ 63,589,376 — — 63,589,376
Machinery ............................ 74,182,910 — — 74,182,910
Media ............................... 16,235,703 — — 16,235,703
Metals & Mining ....................... 84,786,837 — — 84,786,837
Mortgage Real Estate Investment Trusts
(REITs) ............................ 15,095,811 — — 15,095,811
Oil, Gas & Consumable Fuels ............. 150,251,565 — — 150,251,565
Passenger Airlines ..................... 55,325,961 — — 55,325,961
Pharmaceuticals ....................... 231,947,363 — — 231,947,363
Real Estate Management & Development .... 55,150,938 — — 55,150,938
Semiconductors & Semiconductor Equipment . 925,173,355 — — 925,173,355
Software ............................. 437,452,143 — — 437,452,143
Specialized REITs ...................... 58,780,055 — — 58,780,055
Specialty Retail ........................ 87,632,410 — — 87,632,410
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Technology Hardware, Storage & Peripherals . $ 430,751,720 $ — $ — $ 430,751,720
Textiles, Apparel & Luxury Goods .......... 12,629,248 — — 12,629,248
Trading Companies & Distributors .......... 29,901,978 — — 29,901,978
Management Investment Companies ......... 32,500,325 — — 32,500,325
Short Term Investments ................... 105,050,254 119,033,244 — 224,083,498
Total Investments in Securities ........... $6,230,687,990 $126,573,395
b
$— $6,357,261,385
Other Financial Instruments:
Futures Contracts ....................... $17,307 $— $— $17,307
Total Other Financial Instruments ......... $17,307 $— $— $17,307
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $580,452 $— $580,452
Futures Contracts ........................ 26,828 — — 26,828
Total Other Financial Instruments ......... $26,828 $580,452 $— $607,280
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $7,540,151, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
MSCO
Morgan Stanley
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.